Cover	Sep. 07, 2026
Cover [Abstract]
Entity Registrant Name	GPO PLUS, INC.
Entity Central Index Key	0001673475
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Entity Emerging Growth Company	true
Document Period End Date	Sep. 07, 2026
Entity Ex Transition Period	false
Entity File Number	000-56286
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	85-1088309
Entity Address Address Line 1	3571 E. Sunset Road
Entity Address Address Line 2	Ste. 300
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89120
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	840-1021